Document and Entity Information	9 Months Ended
Sep. 30, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ProQR Therapeutics N.V.
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001612940
Amendment Flag	false